Borrowings - Groups borrowings excluding convertible debt (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Borrowings
2024	¥ 943,833
2025	266,331
2026	166,119
2027	167,749
2028	195,621
2029 and thereafter	¥ 951,250